ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021
Trade and other current payables [abstract]
Accounts payable	$ 1,246,384	$ 596,573
Accrued liabilities	158,177	42,000
Total accounts payable and accrued liabilities	$ 1,404,561	$ 638,573